Organization	9 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	May 31, 2025
Organization [Line Items]
ORGANIZATION

1. ORGANIZATION

The consolidated financial statements include the financial statements of Aptorum Group Limited (the “Company”) and its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

The Company, formerly known as APTUS Holdings Limited and STRIKER ASIA OPPORTUNITIES FUND CORPORATION, is a company incorporated on September 13, 2010 under the laws of the Cayman Islands with limited liability.

The Company researches and develops life science and biopharmaceutical products within its wholly-owned subsidiary, Aptorum Therapeutics Limited, formerly known as APTUS Therapeutics Limited (“Aptorum Therapeutics”) and its indirect subsidiary companies.

On July 14, 2025 the Group and DiamiR Biosciences Corp. (“DiamiR”), have entered into a definitive agreement for an all-stock merger transaction, in which DiamiR will retain its name and become a wholly-owned subsidiary of Aptorum Group upon consummation of the merger. The combined company expects to remain listed on the Nasdaq Stock Market following the closing of the merger. Under the terms of the merger agreement and subject to stockholder approval, the Company will re-domicile to the state of Delaware prior to the closing of the merger (“Domestication”), and following the Domestication, acquire all of the outstanding capital stock of DiamiR in exchange for a number of shares of its common stock which will represent approximately 70% of the outstanding common stock of the Group, with the current equity holders of the Group retaining 30% of the common stock immediately following the consummation of the merger. The merger agreement has been approved by the boards of directors of both companies, and is subject to stockholder approval of both companies and other customary closing conditions.

Concurrently with the execution of the Merger Agreement, DiamiR and Aptorum Therapeutics, entered into a management services agreement, pursuant to which, Aptorum Therapeutics shall pay a monthly service fee and reimburse expenses to DiamiR in exchange for the officers and employees of DiamiR providing services to Aptorum Therapeutics to develop a diagnostic test for early detection and monitoring of progression of glioblastoma until the earlier of the closing of the Merger or December 31, 2025, and the respective agreement is extended to March 31, 2026, and then further extended to June 30, 2026. In addition, concurrently with the execution of the Merger Agreement, DiamiR, DiamiR LLC, a wholly owned subsidiary of DiamiR, the Company and Aptorum Therapeutics entered into an intellectual property license agreement (“Licensing Agreement”), pursuant to which DiamiR and DiamiR LLC shall license on a non-exclusive basis their respective intellectual properties to Aptorum Therapeutics in exchange for upfront and periodic payments and royalties until the earlier of the closing of the Merger or December 31, 2025, the respective agreement have extended to March 31, 2026, and then further extended to June 30, 2026. Ian Huen, the Group’s Chairman and CEO, who beneficially owns approximately 87% of the Group’s total voting power, signed a voting and support agreement simultaneously with the execution of the Merger Agreement, pursuant to which he agreed to vote in favor of the transactions contemplated in the Merger Agreement.

Below summarizes the list of the major subsidiaries consolidated as of December 31, 2025:

Name	Incorporation date	Ownership	Place of incorporation	Principle activities
Aptorum Therapeutics Limited (“ATL”)	June 30, 2016	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED	May 16, 2017	100%	Hong Kong	Provision of management services to its holding company and fellow subsidiaries
Paths Innovations Limited	April 15, 2019	100%	Cayman Islands	Investment holding company
Paths Diagnostics Pte. Limited	June 5, 2019	75%	Singapore	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited	June 30, 2017	80%	Cayman Islands	Research and development of life science and biopharmaceutical products

DiamiR Biosciences Corp. [Member]
Organization [Line Items]
ORGANIZATION

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

DiamiR Biosciences Corp. (“DiamiR” or the “Company”) is a molecular diagnostic company focused on developing noninvasive tests for early detection and monitoring of Mild Cognitive Impairment, Alzheimer’s, Parkinson’s, other neurodegenerative diseases, and cancer. The proprietary technology developed at the Company is based on quantitative analysis of circulating organ-enriched microRNAs in plasma. Short-term objectives of the Company include the development of Lab-Developed tests (LDTs) under CLIA guidelines based on the identified miRNA signatures. The tests will be used for screening, patient stratification, as well as disease and treatment monitoring. The Company’s patent portfolio includes United States patents, issued between 2014 and 2024 and set to expire between 2030 and 2038, and certain foreign counterparts, in seven patent families.

The Company was incorporated in 2014 and also operates through its wholly-owned subsidiary, DiamiR, LLC, which was incorporated as a limited liability company in Delaware in 2009. In 2014, the Company entered into a Share Exchange Agreement with DiamiR, LLC, pursuant to which the Company acquired 100% of the issued and outstanding units of DiamiR, LLC in a combination of entities under common control.

In July 2025, the Company entered into a definitive merger agreement with Aptorum Group Limited, a publicly traded Cayman Islands company (“Aptorum”). Pursuant to the merger agreement, if completed, shareholders of the Company would receive shares of the acquirer’s common stock in a share exchange. Accounting for the merger, if consummated, is not complete. Under the merger agreement, the Company’s outstanding convertible notes are expected to be converted to shares of common stock. Concurrent with the execution of the merger agreement, the companies entered into a management service agreement and a license agreement through the earlier of the closing of the merger or December 31, 2025 under which the Company provides certain development services. In December 2025 and March 2026, respectively, the latest ending date of the management service agreement and license agreement were extended through March 31, 2026 and June 30, 2026.

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

DiamiR Biosciences Corp. (“DiamiR” or the “Company”) is a molecular diagnostic company focused on developing noninvasive tests for early detection and monitoring of Mild Cognitive Impairment, Alzheimer’s, Parkinson’s, other neurodegenerative diseases, and cancer. The proprietary technology developed at the Company is based on quantitative analysis of circulating organ-enriched microRNAs in plasma. Short-term objectives of the Company include the development of Lab-Developed tests (LDTs) under CLIA guidelines based on the identified miRNA signatures. The tests will be used for screening, patient stratification, as well as disease and treatment monitoring. The Company’s patent portfolio includes United States patents, issued between 2014 and 2024 and set to expire between 2030 and 2038, and certain foreign counterparts, in seven patent families.

The Company was incorporated in 2014 and also operates through its wholly-owned subsidiary, DiamiR, LLC, which was incorporated as a limited liability company in Delaware in 2009. In 2014, the Company entered into a Share Exchange Agreement with DiamiR, LLC, pursuant to which the Company acquired 100% of the issued and outstanding units of DiamiR, LLC in a combination of entities under common control.